                       SUPPLEMENT DATED MARCH 12, 2001
PACIFIC SELECT FUND    TO THE PROSPECTUS DATED MAY 1, 2000

                       This supplement changes the fund's prospectus as noted below:

                       --------------------------------------------------------

Who manages the        The information on John Schroer is deleted.
Health Sciences
Portfolio

[LOGO OF INVESCO
FUNDS GROUP, INC.
APPEARS HERE]

The Health Sciences
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO in the fund
prospectus.

                       --------------------------------------------------------

Who manages the        The information on Peggy Adams for the Equity Income
Equity Income and      Portfolio and Multi-Strategy Portfolio is replaced with
Multi-Strategy         the following:
Portfolios
                       Eileen Cohen, vice president, is a portfolio manager in
[LOGO OF J.P.          the U.S. equity group. She joined J.P. Morgan in 2001
MORGAN APPEARS         and previously worked for Chancellor Capital Management
HERE]                  (Chancellor). Ms. Cohen also worked for Chancellor's
                       successor firm INVESCO, Inc., where she was a large-cap
The Equity Income      portfolio manager and headed up the product manager
and Multi-Strategy     group. Prior to joining Chancellor she was a partner
Portfolios are         with Buck Consulting. She holds a BA and an MBA from
managed by a team      the City University of New York.
of portfolio
managers at J.P.       The information on William Tennille for the Multi-
Morgan Investment      Strategy Portfolio is replaced with the following:
Management Inc.
(J.P. Morgan).         Jay A. Gladieux, vice president, is a portfolio manager
You'll find more       in the U.S. Fixed Income Group. He joined J.P. Morgan
about J.P. Morgan      Fleming Asset Management in 1997, concentrating on
in the fund            aggregate market strategies. Prior to that, Mr.
prospectus.            Gladieux spent 15 years at Morgan Stanley & Co., of
                       which the last 13 years were in the fixed income division focusing on the mortgage, derivative, and non-dollar businesses. Mr. Gladieux has a BA from Allegheny
                       College, and an MBA from the University of California, Berkeley.

                       --------------------------------------------------------

Who manages the        The information on Eileen Alexanderson is replaced with
Mid-Cap Value          the following:
Portfolio
                       Andrew Lacey, is a director and an equity analyst at
                       Lazard and has six years of investment experience.
[LOGO OF LAZARD        Prior to becoming a full time member of Lazard's equity
ASSET MANAGEMENT       team in 1996, Mr. Lacey worked part-time at Lazard from
APPEARS HERE]          1995 to 1996 while attaining his MBA from Columbia
                       University. He also has a BA from Wesleyan University.
The Mid-Cap Value
Portfolio is
managed by a team
of portfolio
managers at Lazard
Asset Management
(Lazard). You'll
find more about
Lazard in the fund
prospectus.

                       --------------------------------------------------------

Who manages the        The information on Raymond Lee is deleted.
Money Market
Portfolio              The following information on Brendan Collins is added:

[LOGO OF PACIFIC       Brendan Collins, CFA, is a senior investment analyst at
LIFE APPEARS HERE]     Pacific Life. He joined the company in 1996 and since
                       1998 has been with Pacific Life's portfolio management
The Money Market       group. He is also responsible for trading public bonds,
Portfolio is           managing short-term investments, and administering
managed by Pacific     Pacific Life's derivatives book, along with assisting
Life Insurance         with Pacific Financial Product's credit derivative
Company                investments. Prior to joining Pacific Life, Mr. Collins
(Pacific Life).        spent five years with Pacific Investment Management
You'll find more       Company in their mortgage and corporate operations
about Pacific Life     area. He has a BA from California State University,
in the fund            Fullerton.
prospectus.

CHANGES TO GOVERNMENT SECURITIES PORTFOLIO

                       --------------------------------------------------------
Changes to Government  Effective May 1, 2001, the focus of the Government
Securities Portfolio   Securities Portfolio will change. At that time, the
Announced              Government Securities Portfolio will focus its
                       investments on inflation-indexed bonds of varying maturities that are issued by the U.S. government, its agencies or government-sponsored enterprises, such as Treasury Inflation Protection Securities ("TIPS"). It will also be able to invest in other fixed income securities. Consistent with its new investment focus, the portfolio will be renamed the Inflation Managed
                       Portfolio. The portfolio will be permitted to invest up to 10% of its assets in securities that are rated below investment grade, subject to a minimum quality of B.
                       Normally, however, it is expected that the amount invested in or exposed to inflation-indexed bonds
                       (through cash market purchases, forward commitments on such bonds or derivative instruments) will be equivalent to 80-90% of the portfolio's net assets.

                       In the current Government Securities Portfolio, the value of securities tends to move inversely to changes in nominal interest rates. The change to an emphasis on inflation-indexed bonds will mean the value of portfolio securities in the Inflation Managed Portfolio will tend to move inversely to changes in real interest rates. Real interest rates are nominal interest rates less expected inflation. So, when real interest rates go up, the value of inflation-indexed bonds will tend to go down and when real interest rates go down, the value of such bonds will tend to go up. Therefore, the value of the Inflation Managed Portfolio will be less impacted by changes in nominal interest rates than it had been in the past.

                       On the following pages, you will find:

                         (i) a comparison of the portfolio before and after May 1, 2001;
                         (ii)  a description of the portfolio for the
                               prospectus which is scheduled to become
                               effective on May 1, 2001; and
                         (iii) a chart showing performance of a composite of
                               accounts managed by PIMCO with substantially similar investment objectives, strategies and focus.

SUMMARY OF CHANGES

                 Government Securities           Inflation Managed Portfolio
                 Portfolio (existing)            (on and after May 1, 2001)

Portfolio     Government Securities         Inflation Managed Portfolio
Name          Portfolio

Portfolio     PIMCO--John Hague             PIMCO--John Brynjolfsson
Manager

Investment    The portfolio seeks to        No change.
Goal          maximize total return
              consistent with prudent
              investment management.

Principal     Under normal                  Under normal circumstances, will
Investments   circumstances, invests at     invest at least 65% of its assets in
              least 65% of its assets in    fixed income securities. Normally,
              fixed income securities       the portfolio will focus on
              that are issued or            investment in inflation-indexed
              guaranteed by the U.S.        bonds such as Treasury Inflation
              government, its agencies      Protection Securities ("TIPS") which
              or government-sponsored       are issued by the U.S. government.
              enterprises. The portfolio    We expect that the amount to be
              also invests significantly    invested in or exposed to inflation-
              in mortgage-related           indexed bonds (either through cash
              securities and other fixed    market purchases, forward
              income securities.            commitments or derivative
                                            instruments) will be equivalent to
                                            80-90% of the net assets of the
                                            portfolio.

              The portfolio invests         The portfolio will invest
              extensively in futures        extensively in forward commitments
              contracts, particularly on    on inflation-indexed bonds.
              U.S. Treasury securities
              and mortgage- related
              securities.

Duration      Normally, duration will       Normally, duration will range from
              range from 3-7 years.         1-5 years.

Real          Not applicable.               Will correlate with the average real
Duration                                    duration of all inflation-indexed
                                            bonds issued by the U.S. Treasury in
                                            the aggregate. (See definition of
                                            "real duration" on page 4 of this
                                            supplement).

Derivatives   The portfolio is permitted    No change.
              to invest in options,
              futures and other
              derivative instruments and
              other investment
              techniques.

              The portfolio uses futures    The portfolio will use forward
              contracts extensively.        commitments extensively and is not
                                            expected to use futures contracts
                                            extensively.

Foreign       The portfolio is permitted    No change.
Issuers       to invest up to 20% of its
              assets in foreign
              investments denominated in
              foreign currencies.

Security      Rated Aa to Aaa by Moody's    Rated B to Aaa by Moody's or rated B
Quality       Investor Service, Inc. or     to AAA by Standard and Poor's or
Requirements  rated AA to AAA by            deemed to be of equivalent quality
              Standard and Poor's Rating    by PIMCO.
              Service, or deemed to be
              of equivalent quality by      No more than 10% below Baa/BBB (or
              PIMCO.                        if unrated, determined by PIMCO to
                                            be of equivalent quality).

Average       Normally, Aa to Aaa/AA to     No change expected.
Portfolio     AAA.
Quality

Benchmark     Lehman Brothers Government    Lehman Brothers Inflation Linked
Index         Bond Index                    Treasury Index

ABOUT THE PORTFOLIOS   INFLATION MANAGED PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to maximize total return
investment goal        consistent with prudent investment management.

                       [SYMBOL] -----------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in fixed income
                       securities. Normally, the portfolio focuses on
Inflation-indexed      investment in inflation-indexed bonds such as Treasury
bonds are fixed        Inflation Protection Securities ("TIPS") which are
income securities      issued by the U.S. government. It is expected that the
whose principal        amount invested in or exposed to inflation-indexed
value or coupon        bonds (either through cash market purchases, forward
payments are           commitments or derivative instruments) normally will be
periodically           equivalent to 80-90% of the net assets of the
adjusted according     portfolio. The portfolio may invest extensively in
to an inflation        forward commitments on inflation-indexed bonds.
index. If the index
measuring inflation    Principal investments may include:
falls, the
principal value of     . Inflation-indexed bonds issued by the U.S.
inflation-indexed        government, its agencies, government-sponsored
bonds and/or             enterprises, and U.S. companies;
interest payable on
such bonds tends to    . Inflation-indexed bonds issued by non-U.S.
fall.                    governments or non-U.S. companies that are
                         denominated in U.S. dollars or foreign currencies;
Total return is
made up of coupon      . Mortgage-related securities, including stripped
income, inflation        mortgage-related securities;
adjustments and
gains or losses in     . Other fixed income securities, including corporate
the value of the         bonds and notes, asset-backed securities, money
portfolio's              market instruments; and
securities.
                       . Derivative instruments and forward commitments
Duration is a            relating to the above securities.
mathematical
measure of the         When selecting securities, the portfolio manager:
average life of a
bond that includes     . decides what duration the portfolio should maintain.
its yield, coupon,       The manager uses duration management as a fundamental
final maturity and       part of the management strategy for this portfolio.
call features. It        Because of the unique features of inflation-indexed
is often used to         bonds, the manager uses a modified form of duration
measure the              called real duration, which measures price changes as
potential                a result of changes in real interest rates. It is
volatility of a          expected that the portfolio's real duration will
bond's price, and        correlate with the average real duration of all
is considered a          inflation-indexed bonds issued by the U.S. Treasury
more accurate            in the aggregate, which was 9.0 years as of December
measure than             31, 2000. The portfolio's duration (as opposed to
maturity of a            real duration) will normally range from 1 to 5 years.
bond's sensitivity       There is no limit on the duration or real duration of
to changes in            the portfolio.
market (or nominal)
interest rates.        . decides what proportion of securities in the
Real duration            portfolio should be allocated among short,
measures a bond's        intermediate and long duration issues.
price sensitivity
to changes in real     . decides what proportion of the securities in the
interest rates.          portfolio should be invested in U.S. government,
                         corporate, mortgage-related, and foreign securities
A real interest          as well as derivative instruments relating to such
rate is the nominal      securities. The manager uses analytical systems it
interest rate less       has developed to help select securities that meet
expected inflation.      yield, duration, real duration, maturity, credit and
                         other criteria.

                       . chooses companies to invest in by carrying out credit
                         analysis of each potential investment, which may include meetings or periodic contact with the company's management.

                       . frequently uses derivative instruments such as
                         options, futures, swap agreements and other techniques such as forward commitments as a substitute for securities, to try to increase returns or to hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates. A substantial portion of the portfolio is expected to be invested in forward purchase commitments on inflation-indexed bonds.

                       The factors that will most influence the portfolio's performance are actual and expected inflation rates, as well as changes in real and nominal interest rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    Since the Inflation Managed Portfolio principally
aware of               invests in fixed income securities, it may be affected
                       by the following risks, among others:
This portfolio may
invest up to 10% of    . interest rate and inflation risk - the value of
its assets in            inflation-indexed bonds is expected to change in
lower-rated, high-       response to changes in real interest rates. When real
yield ("junk")           interest rates go up, the value of inflation-indexed
bonds.                   bonds will tend to go down and when real interest
                         rates go down, the value of such bonds will tend to go up. Similarly, the value of non-inflation-indexed bonds is expected to change in response to changes in nominal interest rates. As nominal interest rates go up, the value of such bonds will tend to go down.
                         Bonds with longer durations tend to be more sensitive to changes in interest rates, giving them more price volatility than bonds with shorter durations. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable or unwilling to meet its financial obligations or goes bankrupt. This portfolio is subject to less credit risk than most other bond portfolios because it principally invests in fixed income securities issued or guaranteed by the U.S. government, its agencies and government-sponsored enterprises and in other high quality bonds. The portfolio may

                                                    INFLATION MANAGED PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be      invest in high yield ("junk") bonds, which may be
aware of                 subject to greater levels of interest rate, credit and
(continued)              liquidity risk, especially during periods of economic
                         downturns.

                       . foreign investment risk - foreign investments may be
                         riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

This portfolio may     . derivatives and other techniques - this portfolio
invest up to 20% of      frequently uses swap agreements, options, futures and
its assets in            other investment techniques such as forward
foreign investments      commitments to help it achieve its investment goal.
denominated in           There exists a risk that these techniques could
foreign currencies.      reduce returns or increase the portfolio's
This limit does not      volatility. When investing in derivatives and forward
apply to dollar-         commitments, this portfolio is particularly sensitive
denominated foreign      to the risk that the counterparty to the derivative
securities,              or forward commitment cannot meet its financial
including ADRs.          obligations to the portfolio which then may result in
                         a loss to the portfolio. The use of derivatives and forward commitments, may also create leverage risk.
                         To mitigate leverage risk, the manager will segregate liquid assets or otherwise cover transactions that may give rise to such risk. Delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the portfolio's other assets will decline in value.

                       . mortgage risk - mortgage-related securities can be
                         paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows
how the portfolio's
performance has
varied over the
past 10 years.         [GRAPH OF REIT
                       PORTFOLIO APPEARS HERE]
The table below the
bar chart compares       91     92     93     94     95
the portfolio's        ------ ------ ------ ------ ------
performance with        16.67  7.52   10.79 (5.10)  18.81
the Lehman Brothers
Government Bond          96     97     98     99     00
Index, an index of     ------ ------ ------ ------ ------
fixed income            2.94   9.48   9.24  (1.95)  11.85
securities issued
by the U.S.            Best and worst quarterly performance during this
government and its     period:
agencies. The chart
also shows             3rd quarter 1991 : 6.63%; 1st quarter 1994 : (3.73)%
performance of the
Lehman Brothers        Average annual total return
Inflation Linked       as of December 31, 2000           1 year 5 years 10 years
Treasury Index, an     ---------------------------------------------------------
index of all           Inflation Managed Portfolio       11.85% 6.19%   7.78%
outstanding            Lehman Brothers Government Bond
Treasury inflation      Index                            13.23% 6.49%   7.92%
protected              Lehman Brothers Inflation Linked
securities issued       Treasury Index                   13.18% N/A     N/A
by the U.S.
government, which
will serve as the
benchmark for the
portfolio effective
May 1, 2001 to
correspond to the
change in
investment style at
that time.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.


                       [SYMBOL] -----------------------------------------------

Who manages the        John B. Brynjolfsson, CFA, executive vice president,
portfolio              joined PIMCO in 1990. He is the portfolio manager of
                       similar funds advised by PIMCO. Mr. Brynjolfsson has 14
                       years of investment experience and is co-author of
[LOGO OF PIMCO         Inflation-Protection Bonds and co-editor of The
APPEARS HERE]          Handbook of Inflation-Indexed Bonds. He holds a
                       bachelor's degree from Columbia College and an MBA from
The Inflation          the MIT Sloan School of Management.
Managed Portfolio
is managed by
Pacific Investment
Management Company
LLC (PIMCO). You'll
find more about
PIMCO in the fund
prospectus.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the Inflation Managed Portfolio -- it shows the performance
right shows the        of similar accounts managed by PIMCO.
historical
performance of the     -------------------------------------------------------------------------------------------------------------
PIMCO Real Return      Annual total returns/Average annual total returns for the periods ending December 31, 2000
Full Authority         -------------------------------------------------------------------------------------------------------------
Composite,
calculated                                                                   PIMCO Real Return
according to the                                                             Full Authority Composite,
standards set by                                   PIMCO                     adjusted to reflect estimated         Lehman Brothers
the Association for                                Real Return               fees and expenses of the              Inflation
Investment             Year or                     Full Authority            Inflation Managed                     Linked Treasury
Management and         Period                      Composite (%)/1/          Portfolio (%)/2/                      Index (%)/3/
Research (AIMR).       -------------------------------------------------------------------------------------------------------------
Each of the two        2000                        13.48                     13.43                                 13.18
mutual funds in the    1999                         5.71                      5.58                                  2.36
composite has          1998                         5.21                      5.08                                  3.95
investment             1997/4/                      3.03                      2.91                                  2.08
objectives,            -------------------------------------------------------------------------------------------------------------
policies and           1 year                      13.48                     13.43                                 13.18
strategies that are    3 years                      8.07                      7.97                                  6.39
substantially          Since Inception/4/           7.09                      6.98                                  5.53
similar to those of    -------------------------------------------------------------------------------------------------------------
the Inflation
Managed Portfolio.     /1/ This column shows performance of the composite after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally
The composite              paid by mutual funds and which the Inflation Managed Portfolio pays.
performance shows
the historical         /2/ In calculating returns, the composite's gross returns were adjusted using the Inflation Managed
track record of the        Portfolio's actual expense rates.
portfolio manager
and is not intended    /3/ This column shows the performance of the Lehman Brothers Inflation Linked Treasury Index, an index of all
to imply how the           outstanding Treasury Inflation Protection Securities (TIPS). Results include reinvested dividends.
Inflation Managed
Portfolio has          /4/ The inception date of the composite was March 1, 1997. Total returns and expenses are not annualized for
performed or will          the first year of operations.
perform. Total
returns represent
past performance of
the PIMCO Real
Return Full
Authority Composite
and not the
Inflation Managed
Portfolio.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance policy,
and would be lower
if they did.

6